Income and expenses on investment property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income and expenses on investment property [Abstract]
Rental income	₩ 33,023	₩ 27,852	₩ 30,876
Direct operating expenses for investment properties that generated rental income	₩ 10,998	₩ 9,384	₩ 9,434